Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Major components of tax expense (income) [abstract]
Schedule of Reconciliation of Effective Income Tax Rate
The effective tax rate differs from the cumulative Canadian federal and provincial income tax rate due to the following:

	Year ended December 31,
	2019	2018
Loss for the year before taxes	$(57,903)	$(15,043)
Combined statutory tax rate	27.0%	27.0%
Expected tax recovery	(15,634)	(4,062)
Difference in foreign tax rates	(914)	(91)
Non-deductible items	541	1,538
Change in unrecognized deferred tax and other items	16,007	2,615
Income Tax Expense / (Recovery)	$-	$-

Schedule of Components of Deferred Tax Assets
Deferred income tax assets and liabilities have been recognized in respect of the following items:

	Year ended December 31,
	2019	2018
Non-capital loss carry forward assets	$16,994	$29,353
Mineral property acquisition, exploration and development costs	(16,994)	(29,353)
Net deferred income tax liabilities	$-	$-

Schedule of Unrecognized Deductible Temporary Differences and Unused Tax Losses
Deferred income tax assets have not yet been recognized in respect of the following items:

	Year ended December 31,
	2019	2018
Non-capital loss carry forward assets	$41,104	$25,437
Capital loss carry forward assets	360	360
Intercompany receivable assets	2,690	2,109
Other assets	4,288	1,125
Unrecognized deferred income tax assets	$48,442	$29,031